Income Tax	12 Months Ended
Aug. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax
20.	Income Tax

The following table reconciles the income tax benefit at the U.S. Federal statutory rate to income tax benefit at the Company’s effective tax rates as at August 31, 2019 and 2018:
	August 31 2019 $	August 31 2018 $

Loss before taxes	(4,158,413)	(6,609,187)
Expected income tax recovery	(883,841)	(1,322,068)
Non-deductible items	8,544	2,724
Change in estimates	948	(54,057)
Effect of changes in foreign and long-term tax rates	—	1,816,659
Change in valuation allowance	874,349	(443,258)
Total income taxes	—	—

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Deferred tax assets at August 31, 2019 and 2018 are comprised of the following:

	August 31 2019 $	August 31 2018 $
Non-capital losses	5,022,441	4,130,915
Marketable securities	2,300	1,789
Property plant and equipment	—	24
Total unrecognized deferred tax assets	5,024,741	4,132,728

The Company has net operating loss carry-forwards of approximately $24,457,000 which may be carried forward to apply against future year income tax for U.S. tax purposes.

Year	Amount
2025	76,000
2026	508,000
2027	1,056,000
2028	720,000
2029	753,000
2030	552,000
2031	538,000
2032	252,000
2033	344,000
2034	3,257,000
2035	1,934,000
2036	1,150,000
2037	1,857,000
Indefinite	11,249,000
24,246,000